Related Party Disclosures - Summary of the notes debt balances and associated finance costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible notes debt from related parties
Amounts owed to related parties	$ 36,690	$ 48,598	$ 20,590
Interest expense	$ 1,010	$ 2,999	$ 1,419